Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 2,172,916	$ 14,433
Adjustments to reconcile net income to net cash used in operating activities::
(Reversal of) provision for losses on accounts receivable and other current assets	(94,852)	151,784
Provision for obsolete inventories	32,526	164,783
Depreciation	1,508,141	920,710
Amortization of intangible assets	430,462	406,711
Loss (Gain) on sale of property and equipment	4,402	(436)
Loss on disposal of inventories		103,965
Stock-based payments for consulting services	22,357
Stock-based compensation	289,912	247,098
Change in fair value of warrants liability		(3,720)
Changes in operating assets and liabilities, net of effects of business acquisitions and dispositions:
Accounts receivable	(1,766,056)	(1,825,534)
Accounts receivable from related party and its affiliates	(2,701,918)
Inventories	(40,053)	(521,544)
Other receivables and prepaid expenses	2,250,035	1,832,397
Advances to suppliers	200,066	(716,846)
Other payables and accrued expenses	302,020	(878,520)
Advances from customers	41,586	806,613
Advances from customers from related party and its affiliates	(981,656)
Amounts due to related parties	(1,134,913)
Accounts payable	1,381,380	303,534
Income tax payable	(1,287,011)	(1,045,500)
Net cash provided (used) in operating activities	629,344	(40,072)
INVESTING ACTIVITIES
Proceeds from sale of property and equipment	598	436
Purchases of property and equipment	(400,551)	(244,906)
Net cash used in investing activities	(399,953)	(244,470)
FINANCING ACTIVITIES
Borrowings under short-term loans	1,099,113	1,018,063
Proceeds from issuance of ordinary shares in connection with cash exercise of stock options	46,527
Repayment of short-term loans	(1,519,917)	(2,200,762)
Net cash used in financing activities	(374,277)	(1,182,699)
Effect of exchange rate changes on cash and cash equivalents	(72,048)	42,731
NET DECREASE IN CASH AND CASH EQUIVALENTS	(216,934)	(1,424,510)
CASH AND CASH EQUIVALENTS, BEGINNING	3,260,808	3,752,375
CASH AND CASH EQUIVALENTS, ENDING	3,043,874	2,327,865
Cash paid during the year
Income taxes	623
Interest	$ 244,455	$ 225,140